Segment Disclosure - Net Sales and Long-lived Assets by Geographic Region (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales	€ 5,856,277	€ 5,245,326	€ 4,731,555
Long-lived assets	1,447,523	1,217,840	1,029,923
Japan [Member]
Segment Reporting Information [Line Items]
Net sales	477,110	201,664	292,309
Long-lived assets	3,695	3,340	19,585
Korea [Member]
Segment Reporting Information [Line Items]
Net sales	1,624,059	1,286,509	1,276,304
Long-lived assets	16,684	16,155	17,664
Singapore [Member]
Segment Reporting Information [Line Items]
Net sales	132,593	139,313	98,554
Long-lived assets	879	1,109	968
Taiwan [Member]
Segment Reporting Information [Line Items]
Net sales	1,124,883	2,221,426	1,479,768
Long-lived assets	60,241	48,427	50,372
Rest of Asia [Member]
Segment Reporting Information [Line Items]
Net sales	405,576	478,234	197,262
Long-lived assets	3,807	3,742	2,073
Netherlands [Member]
Segment Reporting Information [Line Items]
Net sales	1,334	11,525
Long-lived assets	1,124,632	969,192	869,736
Rest of Europe [Member]
Segment Reporting Information [Line Items]
Net sales	196,332	187,030	256,192
Long-lived assets	1,322	2,600	1,571
United States [Member]
Segment Reporting Information [Line Items]
Net sales	1,894,390	719,625	1,131,166
Long-lived assets	€ 236,263	€ 173,275	€ 67,954